Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable

(2)	Notes Payable

Convertible Promissory Notes

On December 2, 2004, the Company entered into agreements to borrow an aggregate principal amount of $1,420,000 and to issue to the investors secured convertible notes and common stock purchase warrants. The Company’s convertible promissory notes payable consist of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest, net of unamortized discount of $0	$93,097	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate, net of unamortized discount of $0	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate, net of unamortized discount of $0	15,241	15,241

	125.663	125,663
Less: current maturities	(125,663)	125,663
	$-	$-

At September 30, 2012, there were 0 warrants outstanding and exercisable associated with the 2004 debt. These warrants were valued at $0. All convertible promissory notes are presently considered to be in default.

New Financing

Alpha Capital Aktiengesellschaft, a holder of 2004 Debt, loaned us $160,000 in February 2011, an additional $300,000 in March 2011, an additional $300,000 in June 2011 and an additional $500,000 in November 2011 pursuant to secured convertible promissory notes convertible. With respect to the November 2011 financing transaction, all outstanding loans had the conversion price of the notes lowered to $.01 per share and the exercise price of all outstanding warrants extended to seven years, exercisable at $.01 per share. A finder’s fee of 4,000,000 shares was issued by the Company.

At September 30, 2012, we had convertible secured debt of $1,210,000. The secured debt has mandatory redemption provisions. A large portion of the secured debt provides that in the event (i) the Company is prohibited from issuing Conversion Shares, (ii) upon the occurrence of any other Event of Default (as defined in the Transaction Documents), that continues beyond any applicable cure period, (iii) a Change in Control (as defined below) occurs, or (iv) upon the liquidation, dissolution or winding up of the Company or any Subsidiary, then at the Secured Debt Holder’s election, the Company must pay to the Secured Debt Holder not later than ten (10) days after request by such Secured Debt Holder, a sum of money determined by multiplying up to the outstanding principal amount of the Note designated by the Secured Debt Holder, at the Secured Debt Holder’s election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the Common Stock for the thirty days preceding the date demand is made by Secured Debt Holder and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due under the Transaction Documents ("Mandatory Redemption Payment"). The Mandatory Redemption Payment must be received by the Secured Debt Holder on the same date as the Conversion Shares otherwise deliverable or within ten (10) days after request, whichever is sooner ("Mandatory Redemption Payment Date"). Upon receipt of the Mandatory Redemption Payment, the corresponding Note principal, interest and other amounts will be deemed paid and no longer outstanding. The Secured Debt Holder may rescind the election to receive a Mandatory Redemption Payment at any time until such payment is actually received. Liquidated damages calculated that have been paid or accrued for the ten day period prior to the actual receipt of the Mandatory Redemption Payment by such Secured Debt Holder shall be credited against the Mandatory Redemption Payment provided the balance of the Mandatory Redemption Payment is timely paid. “Change in Control” is defined as (i) the Company becoming a Subsidiary of another entity (other than a corporation formed by the Company for purposes of reincorporation in another U.S. jurisdiction), (ii) the sale, lease or transfer of substantially all the assets of the Company or any Subsidiary, (iii) a majority of the members of the Company’s board of directors as of the Closing Date no longer serving as directors of the Company, except as a result of natural causes or as a result of hiring additional outside directors in order to meet appropriate stock exchange requirements, or (iv) Michael Gordon, the Chief Executive Officer of the Company is no longer serving as Chief Executive Officer unless prior written consent of the Secured Debt Holder had been obtained by the Company. The foregoing notwithstanding, the Secured Debt Holder may demand and receive from the Company the amount stated above or any other greater amount which the Secured Debt Holder is entitled to receive or demand pursuant to the Transaction Documents.

In connection with the aforementioned loan transactions, we also issued to our Secured Debt Holder, warrants to purchase 104,333,335 shares of the Company’s Common Stock which warrants are currently exercisable over a seven year period at an exercise price of $.01 per share, which exercise price is subject to adjustment pursuant to the provisions of the warrant. In the event a fundamental transaction occurs as defined in the warrants, which includes without limitation any person or group acquiring 50% of the aggregate Common Stock of the Company, then the holder of the warrants may have the right to have the warrants redeemed at a price equal to the Black-Scholes value of said warrants.

The most recent subscription agreement dated in November 2011 pursuant to which the Secured Debt Holder advanced financing to the Company included a 12-month right of first refusal, a most favored nations provision which may result in additional securities being issued to the Secured Debt Holder and prohibitions against filing a registration statement with the Securities and Exchange Commission without the Secured Debt Holder’s consent. The aforementioned provisions that have been agreed to with our Secured Debt Holder may make it very difficult or impossible in the future to obtain additional financing for the Company to support its operations and remaining a going concern.

Conversion of Accrued Expenses.

On March 8, 2011, BlastGard’s Board of Directors ratified, adopted and approved that James F. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); Michael J. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); and Morse & Morse, PLLC’s accrued legal bill of $67,025.30 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion. On May 3, 2011, BlastGard’s Board of Directors ratified, adopted and approved $100,000 in additional compensation to Michael J. Gordon as CEO, of which $50,000 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion and $50,000 issued in Common Stock at $.05 per share. During the month of August, Michael J. Gordon advanced HighCom Security $93,177 to fund operations. The short-term loan has been paid in full. On August 27, 2012, the Company advanced Michael J. Gordon $160,000.00 against his accrued expenses. On October 29, 2012, the $160,000.00 was returned to the Company.

The 2011 convertible promissory notes consisted of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Convertible promissory note, $160,000, issued February 3, 2011, due on March 31, 2012, 10% annual interest rate, net of unamortized discount of $0 and $0, respectively	$110,000	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest, net of unamortized discount of $0 and $80,984, respectively	300,000	219,016

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest, net of unamortized discount of $0 and $28,934, respectively	300,000	271,066

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $72,598 and $222,162, respectively	427,402	277,838

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% annual interest rate, net of unamortized discount of $0 and $24,331, respectively	210,000	185,669

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% annual interest rate, net of unamortized discount of $0 and $37,699, respectively	160,000	122,301

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% annual interest rate, net of unamortized discount of $0 and $10,192	67,025	56,833
	1,574,427	1,242,723
Less: current maturities	(1,700,090)	(742,723)
	$125,663	$500,000

The Company issued 104,333,335 warrants with the convertible debt. These warrants are exercisable at $0.01 and expire in 2018. Due to changes in the terms, the warrants are re-valued, using the Black-Scholes method each quarter. At September 30, 2012 the warrants were valued at approximately $2,053,833. These warrants created a derivative liability in the amount of approximately $2,053,833. This liability is included in accrued liabilities on the balance sheet, net of the unamortized warrant discount of $1,610,159 for a net amount of $442,854. All convertible promissory notes are presently considered to be in default.

The Company also acquired various revolving credit facilities in the acquisition of HighCom Security, Inc. HighCom had been paying interest only on the loans. Two of these loans are not transferable and all have been called by the lenders. The revolving credit facilities consist of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand, $17,187 credit is available at September 30, 2012	$82,813	$88,968

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand **	434,290	434,011

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand **	147,261	148,376

Revolving credit card facility with California Bank & Trust (non-assumable), $50,000, interest only at 5%, due on demand **	40,835	49,750

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	56,931	38,887

	762,130	759,992
Less: current maturities	(762,130)	(759,992)
	$-	$-

** These notes were called when HighCom was purchased and are considered in default. No additional credit is available.